Commitments, Contingent Liabilities and Other Tax Matters (Details) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Sep. 22, 2011 store	Dec. 31, 2010 Claims by former controlling shareholders of LFIN	Nov. 30, 2010 Claims by former controlling shareholders of LFIN	Dec. 31, 2004 Claims by former controlling shareholders of LFIN	Oct. 31, 2010 Purported class-action lawsuits case	Oct. 31, 2010 Purported class-action lawsuits Southern district of Texas case	Oct. 31, 2010 Purported class-action lawsuits Southern district of Florida case
Commitments, Contingent Liabilities and Other Matters
Total rental expense		$ 12,200,000	$ 12,800,000	$ 12,600,000
Future minimum lease payments due under non-cancellable operating leases
2012		6,670,000
2013		5,135,000
2014		3,962,000
2015		2,800,000
2016		2,164,000
Thereafter		2,741,000
Total		23,472,000
Minimum period for non-cancellable sub-leases (in years)		1
Aggregate future minimum rentals to be received under non-cancellable sub-leases		47,100,000
Approximate cash maintained to satisfy regulatory reserve requirements		73,325,000	67,745,000
Commitments and Contingent Liabilities and Other Tax Matters, details
Loss contingency, amount							24,250,000	14,000,000
Deposits made against tax refund litigations						24,400,000
Loss contingency, number of cases pending									2	1	1
Number of in store branches being closed					55
Estimated combined charges of restructuring plan before tax	$ 5,360,000